Organization and Stock Offerings (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended										0 Months Ended
	Oct. 14, 2011	Dec. 16, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 28, 2012	May 19, 2012	Dec. 14, 2011	Jul. 14, 2010	Nov. 20, 2007	Oct. 14, 2011 BCB Bancorp Inc [Member]	Jul. 06, 2010 BCB Bancorp Inc [Member]	Jul. 06, 2010 Pamrapo Bancorp, Inc. [Member]	Oct. 14, 2011 Allegiance Community Bank [Member]
Proceeds from Issuance of private placement of Series A Noncumulative Perpetual Preferred Stock			$ 8,650,000
Costs associated with the private placement			80,000
Stock Repurchase Program, Percentage of Shares Repurchased						5	5	5	5	5
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						440,000	462,800	462,225	479,965	234,002
Stock Repurchase Program Total Repurchased			1,046,726	536,710	193,383
Stock Repurchase Program, Authorized Amount		450,000	10,900,000	5,600,000	1,800,000
Stock Repurchase Program Repurchase Cost per Share			$ 10.37	$ 10.37	$ 9.34
Common Stock, Shares, Issued			10,841,079	10,817,901							644,434	4,900,000	1.0	0.35
Common Stock, Value per Share, Outstanding														9.57
Common Stock, Value, Outstanding											$ 6,200,000		$ 38,600,000
Business Acquisition, Effective Date of Acquisition	Oct. 14, 2011												Jul. 06, 2010